Goodwill and Intangible Assets (Goodwill acquired in business combination by reportable segment) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, beginning Balance	$ 264,826	$ 312,541	$ 682,810
Adjustments to goodwill for purchase accounting	0	(470)	1,812
Goodwill, Impairment Loss, Net of Tax	0	(4,402)	(372,081)
Goodwill, Disposed of During Period	0	(42,843)
Goodwill, Ending Balance	264,826	264,826	312,541
Goodwill impairment loss, ending balance	376,483	376,483
TES
Goodwill [Roll Forward]
Goodwill, beginning Balance	92,926	93,396	223,992
Adjustments to goodwill for purchase accounting		(470)	1,812
Goodwill, Impairment Loss, Net of Tax		0	(132,408)
Goodwill, Disposed of During Period		0
Goodwill, Ending Balance	92,926	92,926	93,396
Goodwill impairment loss, ending balance	132,408	132,408
LTL
Goodwill [Roll Forward]
Goodwill, beginning Balance	0	0	197,312
Adjustments to goodwill for purchase accounting		0	0
Goodwill, Impairment Loss, Net of Tax		0	(197,312)
Goodwill, Disposed of During Period		0
Goodwill, Ending Balance	0	0	0
Goodwill impairment loss, ending balance	197,312	197,312
Ascent
Goodwill [Roll Forward]
Goodwill, beginning Balance	171,900	219,145	261,506
Adjustments to goodwill for purchase accounting		0	0
Goodwill, Impairment Loss, Net of Tax		(4,402)	(42,361)
Goodwill, Disposed of During Period		(42,843)
Goodwill, Ending Balance	171,900	171,900	$ 219,145
Goodwill impairment loss, ending balance	$ 46,763	$ 46,763